UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 445 Park Avenue

         New York, NY  10022

13F File Number:  28-1316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Senior Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     August 04, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     66

Form13F Information Table Value Total:     $1,806,111 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    28-6772                       KR Capital Partners I, LP

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 88579Y101    56118   806406 SH       SOLE                   608015            198391
ABB Ltd- Spon ADR           COM                 000375204    16729   590700 SH       SOLE                   441335            149365
Accenture Ltd.              COM                 G1150G111    37723   926390 SH       SOLE                   689570            236820
Agilent Technologies Inc.   COM                 00846u101    46426  1306293 SH       SOLE                   979628            326665
Agilent Technologies Inc.   COM                 00846u101     7108   200000 SH       DEFINED 01             200000
Allegheny Technologies Inc  COM                 01741R102    28044   473085 SH       SOLE                   354505            118580
Allegheny Technologies Inc  COM                 01741R102     8892   150000 SH       DEFINED 01             150000
American International GroupCOM                 026874107    30808  1164324 SH       SOLE                   867606            296718
American International GroupCOM                 026874107     4830   182549 SH       DEFINED 01             182549
Apache Corporation          COM                 037411105    46482   334404 SH       SOLE                   256454             77950
Baker Hughes Inc.           COM                 057224107    33729   386183 SH       SOLE                   288053             98130
Baker Hughes Inc.           COM                 057224107     8734   100000 SH       DEFINED 01             100000
Bank of America Corp.       COM                 060505104    24913  1043714 SH       SOLE                   789203            254511
Bank of America Corp.       COM                 060505104     4774   200000 SH       DEFINED 01             200000
Baxter International Inc.   COM                 071813109    46570   728333 SH       SOLE                   548793            179540
Baxter International Inc.   COM                 071813109     6394   100000 SH       DEFINED 01             100000
Cameron International Corp. COM                 13342B105    22140   400000 SH       DEFINED 01             400000
Cameron International Corp. COM                 13342B105   105524  1906489 SH       SOLE                  1396999            509490
Cardinal Health Inc.        COM                 14149Y108    51895  1006098 SH       SOLE                   751305            254793
Carnival Corp.              COM                 143658300     4944   150000 SH       DEFINED 01             150000
Carnival Corp.              COM                 143658300    29427   892800 SH       SOLE                   665915            226885
CB Richard Ellis Group Inc. COM                 12497T101    39640  2064585 SH       SOLE                  1542980            521605
Cigna Corp                  COM                 125509109    73356  2072781 SH       SOLE                  1547911            524870
Cigna Corp                  COM                 125509109     5839   165000 SH       DEFINED 01             165000
Citigroup Inc.              COM                 172967101    22906  1366681 SH       SOLE                  1029594            337087
Coventry Health Care Inc.   COM                 222862104      152     5000 SH       SOLE                     5000
Coventry Health Care Inc.   COM                 222862104     8518   280000 SH       DEFINED 01             280000
CVS/Caremark Corp.          COM                 126650100     3957   100000 SH       DEFINED 01             100000
CVS/Caremark Corp.          COM                 126650100    62136  1570285 SH       SOLE                  1169905            400380
Dow Chemical                COM                 260543103    28801   825000 SH       SOLE                   613125            211875
Eaton Corp.                 COM                 278058102    43891   516544 SH       SOLE                   384459            132085
Eaton Corp.                 COM                 278058102     8497   100000 SH       DEFINED 01             100000
Goldman Sachs Group Inc.    COM                 38141G104    73468   420059 SH       SOLE                   307669            112390
Harris Corp.                COM                 413875105     7573   150000 SH       DEFINED 01             150000
Harris Corp.                COM                 413875105    34090   675175 SH       SOLE                   503755            171420
Hewlett-Packard Company     COM                 428236103    61919  1400557 SH       SOLE                  1053744            346813
Hewlett-Packard Company     COM                 428236103     6631   150000 SH       DEFINED 01             150000
Ingersoll Rand Company - A  COM                 G4776G101     7486   200000 SH       DEFINED 01             200000
Kinetic Concepts Inc.       COM                 49460W208    24351   610150 SH       SOLE                   456485            153665
Kinetic Concepts Inc.       COM                 49460W208     4989   125000 SH       DEFINED 01             125000
Laboratory Corp of America  COM                 50540R409      487     7000 SH       SOLE                     7000
Macy's Inc.                 COM                 55616p104    25268  1301113 SH       SOLE                   965996            335117
MEMC Electronics Materials  COM                 552715104     4615    75000 SH       DEFINED 01              75000
Microsoft Corp.             COM                 594918104    32660  1187189 SH       SOLE                   888425            298764
Mueller Water Products, Inc.COM                 624758207      113    13219 SH       SOLE                    13219
Nike Inc. Cl B              COM                 654106103    68947  1156638 SH       SOLE                   859828            296810
Nokia Corp-Spon ADR         COM                 654902204    39361  1606588 SH       SOLE                  1207328            399260
Oaktree Captial Group LLC   COM                 674001102     4200   150000 SH       DEFINED 01             150000
Quest Diagnostics           COM                 74834L100    48980  1010520 SH       SOLE                   753350            257170
Quest Diagnostics           COM                 74834L100     7270   150000 SH       DEFINED 01             150000
RWE AG- ADR                 COM                 74975E303    48349   383828 SH       SOLE                   287028             96800
Schlumberger Ltd.           COM                 806857108    65709   611645 SH       SOLE                   456595            155050
Terex Corp.                 COM                 880779103    20390   396915 SH       SOLE                   296495            100420
Textron Inc.                COM                 883203101    45168   942380 SH       SOLE                   705985            236395
Textron Inc.                COM                 883203101    13219   275799 SH       DEFINED 01             275799
Union Pacific Corp.         COM                 907818108    29802   394725 SH       SOLE                   294075            100650
United Parcel Service Inc.  COM                 911312106    36766   598105 SH       SOLE                   447095            151010
United Technologies Corp.   COM                 913017109    32917   533496 SH       SOLE                   398261            135235
USG Corp.                   COM                 903293405    29997  1014446 SH       SOLE                   755565            258881
USG Corp.                   COM                 903293405     5252   177600 SH       DEFINED 01             177600
Verigy Ltd.                 COM                 Y93691106      801    35285 SH       DEFINED 01              35285
WABCO Holdings Inc.         COM                 92927K102    43771   942116 SH       SOLE                   704213            237903
WABCO Holdings Inc.         COM                 92927K102     4005    86200 SH       DEFINED 01              86200
Wells Fargo & Co.           COM                 949746101    24949  1050501 SH       SOLE                   775953            274548
Wells Fargo & Co.           COM                 949746101     4750   200000 SH       DEFINED 01             200000
Whirlpool Inc.              COM                 963320106    27961   452957 SH       SOLE                   338072            114885